Property Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, gross	$ 8,631	$ 9,372
Less: accumulated depreciation	(7,899)	(7,360)
Property, plant, and equipment, net	732	2,012
Computer Hardware [Member]
Property and equipment, gross	468	468
Computer Software [Member]
Property and equipment, gross	37	37
Leasehold Improvements
Property and equipment, gross	6	6
Equipment [Member]
Property and equipment, gross	5,214	5,924
Furniture And Fixtures [Member]
Property and equipment, gross	112	106
Vehicles [Member]
Property and equipment, gross	$ 2,794	$ 2,831